AST PRUDENTIAL CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.2%
Asset-Backed Securities — 19.1%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	4,300	$ 4,352,511
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A
3.700%	09/20/24	7,800	8,166,611
Series 2018-02A, Class A, 144A
4.000%	03/20/25	3,600	3,831,521
Series 2019-02A, Class A, 144A
3.350%	09/22/25	6,300	6,555,916
Series 2019-03A, Class A, 144A
2.360%	03/20/26	11,600	11,551,999
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	6,905	7,191,676
Ford Credit Floorplan Master Owner Trust,
Series 2019-04, Class A
2.440%	09/15/26	9,600	9,651,458
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	900	901,263
Series 2016-02A, Class A, 144A
2.950%	03/25/22	300	301,989
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class B, 144A
2.880%	06/15/21	950	949,767
Series 2018-01A, Class B, 144A
3.710%	04/14/25	4,600	4,731,839
Series 2019-01A, Class A, 144A
3.630%	09/14/27	11,100	11,572,116
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	5,700	5,719,507
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	6,000	6,132,722
			81,610,895
Collateralized Loan Obligations — 12.3%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.403%(c)	07/15/31	5,000	4,953,613
ALM Ltd. (Cayman Islands),
Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.793%(c)	10/15/28	8,750	8,752,793
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.583%(c)	07/15/29	2,500	2,500,795
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.622%(c)	01/16/30	5,500	5,504,349
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
3.219%(c)	04/23/31	5,000	$ 4,945,066
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.653%(c)	10/15/28	6,500	6,510,120
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.343%(c)	07/17/28	9,900	9,874,871
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.640%(c)	07/18/30	5,500	5,500,394
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.194%(c)	05/17/31	5,000	4,933,740
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)
3.633%(c)	04/13/27	4,097	4,105,656
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
3.446%(c)	08/20/32	12,500	12,500,425
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.273%(c)	04/17/31	10,000	9,895,150
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.598%(c)	01/20/32	12,000	12,006,499
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.498%(c)	07/20/31	2,750	2,748,358
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.700%(c)	10/18/26	3,567	3,567,159
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	5,000	4,977,719
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.318%(c)	04/20/31	7,000	6,924,981
Elevation CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.483%(c)	10/15/26	5,846	5,852,262
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.423%(c)	07/15/31	10,000	9,888,743
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.313%(c)	04/15/31	15,000	14,825,539
A1

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.458%(c)	10/20/31	21,750	$ 21,624,768
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.282%(c)	01/20/28	12,000	11,990,179
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.486%(c)	07/22/32	11,500	11,501,020
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.133%(c)	04/15/27	20,000	19,920,934
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.570%(c)	07/18/30	20,000	20,004,650
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.386%(c)	04/25/31	15,000	14,919,985
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.286%(c)	02/20/31	10,000	9,937,651
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.532%(c)	01/16/31	9,000	8,930,180
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.590%(c)	10/12/30	1,500	1,494,180
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.423%(c)	07/15/31	10,000	9,891,222
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	6,000	5,980,462
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.347%(c)	04/26/31	15,100	14,967,339
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.563%(c)	07/15/30	6,250	6,253,014
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.627%(c)	07/20/32	8,000	8,003,749
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.383%(c)	04/17/31	9,000	8,899,611
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.313%(c)	07/17/29	10,000	$ 9,926,060
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
3.546%(c)	07/20/32	12,500	12,499,525
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.433%(c)	01/17/31	4,000	3,991,338
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.372%(c)	05/21/29	10,000	9,997,626
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.548%(c)	07/20/30	10,750	10,744,595
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.422%(c)	07/16/31	6,000	5,956,898
Prudential PLC (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.453%(c)	07/15/31	10,000	9,951,464
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.438%(c)	10/20/31	15,000	14,979,297
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.473%(c)	07/15/31	16,750	16,606,935
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.337%(c)	01/26/31	4,000	3,965,892
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.556%(c)	07/25/30	4,500	4,496,559
TCW CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.440% (Cap N/A, Floor 1.440%)
3.598%(c)	02/15/29	7,000	7,008,878
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.543%(c)	01/17/30	6,750	6,738,160
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.533%(c)	07/15/29	1,500	1,499,402
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.418%(c)	01/20/31	6,000	5,960,137
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.480%(c)	10/18/31	16,000	15,864,490

A2

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.596%(c)	07/25/29	6,500	$ 6,515,961
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.486%(c)	01/25/31	5,000	4,963,325
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.246%(c)	04/25/31	8,000	7,916,728
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.598%(c)	04/20/29	9,000	8,996,405
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.453%(c)	01/17/31	4,500	4,470,565
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.403%(c)	07/17/31	20,000	19,804,332
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.527%(c)	07/20/32	10,000	10,000,953
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.673%(c)	07/15/29	7,750	7,784,581
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.253%(c)	04/15/29	15,000	14,884,816
			540,612,098
Consumer Loans — 1.2%
Lendmark Funding Trust,
Series 2017-02A, Class A, 144A
2.800%	05/20/26	4,900	4,898,142
Series 2019-01A, Class A, 144A
3.000%	12/20/27	5,800	5,843,843
Mariner Finance Issuance Trust,
Series 2017-BA, Class A, 144A
2.920%	12/20/29	7,500	7,518,019
Series 2019-AA, Class A, 144A
2.960%	07/20/32	1,900	1,923,071
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	1,234	1,238,018
Series 2017-01A, Class B, 144A
2.790%	09/14/32	1,500	1,500,552
Oportun Funding LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	3,250	3,249,331
Series 2017-B, Class A, 144A
3.220%	10/10/23	7,500	7,517,174
Series 2018-A, Class A, 144A
3.610%	03/08/24	2,970	3,002,803
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	4,873,301
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2018-C, Class A, 144A
4.100%	10/08/24	3,700	$ 3,792,766
Series 2018-D, Class A, 144A
4.150%	12/09/24	2,600	2,670,021
Series 2019-A, Class A, 144A
3.080%	08/08/25	3,900	3,925,005
PNMAC GMSR Issuer Trust,
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.668%(c)	08/25/25	1,800	1,806,340
			53,758,386
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	6,800	7,739,923
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	6,900	6,897,806
Home Equity Loans — 0.3%
ABFC Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
2.843%(c)	08/25/33	319	314,314
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
2.718%(c)	06/25/34	1,781	1,770,314
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
3.068%(c)	12/25/33	283	284,519
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
2.658%(c)	05/25/34	1,020	1,013,291
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
3.003%(c)	12/15/33	714	718,908
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
3.068%(c)	12/25/34	1,080	1,068,079
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 0.750%)
3.518%(c)	03/25/43	820	825,158
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.240%)
2.498%(c)	01/25/34	2,877	2,803,941
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
2.718%(c)	09/25/34	824	793,006
Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	04/25/34	1,772	1,758,035

A3

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
3.038%(c)	10/25/33	125	$ 124,719
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)
2.758%(c)	01/25/34	1,558	1,563,655
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)
3.593%(c)	11/25/32	438	438,788
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
2.658%(c)	08/25/33	876	864,994
Renaissance Home Equity Loan Trust,
Series 2003-03, Class A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
3.018%(c)	12/25/33	831	831,222
			15,172,943
Other — 0.2%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.818%	06/25/24	9,800	9,744,433
Residential Mortgage-Backed Securities — 1.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)
2.618%(c)	02/25/34	229	223,474
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
2.798%(c)	10/25/34	888	884,871
Countrywide Asset-Backed Certificates,
Series 2004-12, Class AF6
4.634%(cc)	03/25/35	25	24,843
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
3.068%(c)	11/25/34	788	790,130
Series 2004-SD01, Class A1, 144A, 1 Month LIBOR + 0.680% (Cap 13.250%, Floor 0.340%)
2.698%(c)	06/25/33	198	197,628
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
5.250%(c)	12/26/46	7,869	7,867,487
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35	63	63,146
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.890%(c)	01/28/70	1,568	1,592,043
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2019-GS02, Class A1, 144A
3.750%(cc)	01/25/59		2,133	$ 2,150,750
Series 2019-GS03, Class A1, 144A
3.750%(cc)	04/25/59		1,137	1,151,464
Series 2019-GS04, Class A1, 144A
3.438%(cc)	05/25/59		3,385	3,409,458
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		1,414	1,415,718
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
4.493%(c)	06/25/34		863	864,659
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.230%)
3.863%(c)	01/25/35		751	755,947
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)
2.858%(c)	08/25/34		540	541,970
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
2.958%(c)	09/25/34		2,458	2,460,348
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	8,830	9,605,341
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		2,419	2,437,235
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		6,423	6,484,128
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		8,600	8,654,764
				51,575,404
Student Loans — 1.6%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.868%(c)	05/25/41		1,600	1,593,504
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	01/25/41		504	505,056
Series 2017-A, Class A2, 144A
2.650%	01/25/41		2,083	2,088,822
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		6,995	7,211,534
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		3,000	3,031,864
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68		4,700	4,761,793
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.640%(c)	11/27/20		9,050	9,049,906

A4

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		13,790	$ 14,284,464
Series 2019-D, Class 1PT, 144A
2.460%	01/16/46		22,500	23,169,982
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		5,500	5,503,199
				71,200,124

Total Asset-Backed Securities (cost $835,591,290)				838,312,012
Bank Loans — 0.2%
Chemicals — 0.0%
Avantor, Inc. (United Kingdom),
Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%
3.250%(c)	11/21/24	EUR	350	386,034
Computers — 0.0%
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
5.794%(c)	09/30/24		1,843	1,845,676
Diversified Financial Services — 0.1%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	583	635,678
Term B, 3 Month GBP LIBOR + 4.750%
5.508%(c)	02/06/25	GBP	798	951,976
Term B-1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	1,761	1,878,467
				3,466,121
Healthcare-Products — 0.1%
Ceva Sante Animale SA (United Kingdom),
Term Loan, 3 Month EURIBOR + 4.750%
4.750%(c)	04/13/26	EUR	2,200	2,418,872
Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.104%(c)	04/20/26		1,038	1,023,093

Total Bank Loans (cost $9,697,518)				9,139,796
Commercial Mortgage-Backed Securities — 21.1%
BANK,
Series 2017-BNK07, Class A4
3.175%	09/15/60		20,000	21,129,156
Series 2018-BN13, Class A4
3.953%	08/15/61		11,300	12,621,224
Series 2019-BN20, Class A2
2.758%	09/15/61		17,000	17,398,087
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		24,000	24,366,720
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
2.750%(c)	03/15/37	6,835	$ 6,817,998
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51	7,550	8,203,278
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	27,500	27,764,888
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	9,000	9,494,923
Series 2019-CD08, Class A3
2.657%	08/15/57	25,000	25,311,745
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	19,000	19,619,434
Series 2016-C07, Class A2
3.585%	12/10/54	13,656	14,661,120
Series 2016-C07, Class A3
3.839%	12/10/54	14,766	16,100,496
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	12,600	13,298,402
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	6,771	7,266,542
Series 2015-GC27, Class A2
2.687%	02/10/48	8,129	8,125,705
Series 2015-GC31, Class A3
3.497%	06/10/48	22,600	24,042,131
Series 2017-C04, Class A3
3.209%	10/12/50	9,800	10,359,308
Series 2019-GC41, Class A4
2.620%	08/10/56	10,000	10,128,250
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	6,567	6,998,611
Series 2014-CR20, Class A3
3.326%	11/10/47	17,000	17,879,546
Series 2014-UBS04, Class A3
3.430%	08/10/47	15,300	15,568,656
Series 2014-UBS06, Class A4
3.378%	12/10/47	8,000	8,370,487
Series 2015-CR27, Class A3
3.349%	10/10/48	16,750	17,694,789
Series 2015-DC01, Class A4
3.078%	02/10/48	15,000	15,513,993
Series 2015-LC21, Class A3
3.445%	07/10/48	19,100	20,230,311
Series 2015-LC23, Class A3
3.521%	10/10/48	13,500	14,394,845
Series 2015-PC01, Class A5
3.902%	07/10/50	4,620	4,990,244
Series 2016-COR01, Class A3
2.826%	10/10/49	12,000	12,321,719

A5

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	22,765	$ 23,795,394
Series 2017-CX10, Class A4
3.191%	11/15/50	7,625	8,023,222
Series 2018-CX12, Class A3
3.959%	08/15/51	7,000	7,783,366
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	11,300	11,535,754
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	10,700	11,175,138
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	25,000	25,815,057
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	9,750	10,339,017
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.643%(cc)	06/25/20	27,170	188,170
Series K020, Class X1, IO
1.530%(cc)	05/25/22	43,625	1,352,280
Series K021, Class X1, IO
1.563%(cc)	06/25/22	23,704	790,210
Series K024, Class X1, IO
0.948%(cc)	09/25/22	38,016	810,512
Series K025, Class X1, IO
0.949%(cc)	10/25/22	30,649	673,598
Series K052, Class X1, IO
0.797%(cc)	11/25/25	129,107	4,435,475
Series K055, Class X1, IO
1.499%(cc)	03/25/26	27,527	2,062,800
Series K070, Class A2
3.303%(cc)	11/25/27	8,700	9,425,754
Series K072, Class A2
3.444%	12/25/27	4,300	4,704,832
Series K073, Class A2
3.350%	01/25/28	5,000	5,442,553
Series K075, Class A2
3.650%(cc)	02/25/28	31,070	34,440,996
Series K075, Class AM
3.650%(cc)	02/25/28	8,075	8,902,098
Series K077, Class A2
3.850%(cc)	05/25/28	17,965	20,198,962
Series K081, Class A2
3.900%(cc)	08/25/28	21,830	24,709,886
Series K089, Class A2
3.563%	01/25/29	7,500	8,335,602
Series K097, Class X1, IO
1.090%(cc)	07/25/29	50,000	4,595,385
Series Q001, Class XA, IO
2.238%(cc)	02/25/32	28,830	3,942,437
Series W5FX, Class AFX
3.336%(cc)	04/25/28	5,230	5,632,433
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	4,615	4,967,992
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-GC26, Class A4
3.364%	11/10/47	8,000	$ 8,403,917
Series 2019-GC42, Class A3
2.749%	09/01/52	22,000	22,487,458
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2
2.773%	10/15/48	3,186	3,183,345
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	15,500	16,397,112
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	511	510,081
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	5,680	5,759,336
Series 2013-C08, Class A3
2.863%	12/15/48	4,502	4,591,058
Series 2013-C09, Class A3
2.834%	05/15/46	12,046	12,298,484
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	5,000	5,382,943
Series 2019-H07, Class A3
3.005%	07/15/52	5,300	5,521,104
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/13/49	8,300	8,341,751
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	10,175	11,012,551
Series 2018-C12, Class A4
4.030%	08/15/51	11,500	12,852,259
Series 2019-C16, Class A3
3.344%	04/15/52	10,000	10,700,288
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	11,370	11,574,343
Series 2013-C06, Class A3
2.971%	04/10/46	12,184	12,457,243
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	3,610	3,795,911
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,482,103
Series 2016-BNK01, Class A2
2.399%	08/15/49	11,300	11,353,655
Series 2016-C37, Class A4
3.525%	12/15/49	5,800	6,226,146
Series 2016-LC24, Class A3
2.684%	10/15/49	15,500	15,818,872
Series 2017-C38, Class A4
3.190%	07/15/50	9,500	10,016,943
Series 2017-C39, Class ASB
3.212%	09/15/50	6,900	7,213,186
Series 2017-C41, Class A3
3.210%	11/15/50	15,000	15,832,834

A6

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-C46, Class A3
3.888%	08/15/51		13,500	$ 14,928,756
Series 2019-C49, Class A3
3.749%	03/15/52		13,200	14,170,968
Series 2019-C52, Class A4
2.643%	08/15/52		6,400	6,471,261

Total Commercial Mortgage-Backed Securities (cost $900,313,316)				927,535,439
Corporate Bonds — 31.4%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.825%	03/01/59		4,550	4,850,574
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25		5,100	5,093,625
7.875%	04/15/27		4,690	4,670,536
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		2,995	3,388,501
				18,003,236
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		2,950	2,985,216
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		11,445	11,570,312
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41		1,350	1,671,706
				16,227,234
Airlines — 0.4%
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		3,629	3,821,849
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		905	952,018
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21		7,770	7,878,525
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		3,038	3,068,717
				15,721,109
Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	1,345	1,639,585
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 1.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.750%(c)	04/12/21	1,090	$ 1,090,749
Gtd. Notes, 144A
3.100%	04/12/21	1,455	1,477,801
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	2,645	2,660,290
3.350%	05/04/21	4,410	4,482,650
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	17,795	17,797,396
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	4,285	4,401,473
6.250%	10/02/43	3,650	3,998,691
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	12,500	12,644,218
3.550%	04/09/21	950	963,836
Gtd. Notes, 3 Month LIBOR + 0.850%
3.161%(c)	04/09/21	1,260	1,259,216
			50,776,320
Auto Parts & Equipment — 0.3%
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	2,200	2,299,000
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	3,375	3,214,688
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	1,000	1,020,850
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25	6,325	6,533,421
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	1,634	1,672,044
			14,740,003
Banks — 10.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	3,600	3,667,195
3.848%	04/12/23	1,400	1,458,928
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.460%(c)	04/12/23	1,000	1,000,921
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	–(rr)	1,490	1,676,250
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(rr)	10,890	11,257,537
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%
5.526%(c)	–(rr)	569	569,740

A7

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	1,938	$ 1,979,217
3.419%(ff)	12/20/28	13,042	13,621,077
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,346	1,390,644
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30(a)	12,195	12,576,966
3.824%(ff)	01/20/28	7,665	8,227,945
3.974%(ff)	02/07/30	490	535,479
4.078%(ff)	04/23/40	3,540	3,959,112
4.271%(ff)	07/23/29	1,010	1,123,504
Sub. Notes, MTN
4.450%	03/03/26	6,375	6,947,412
Sub. Notes, Series L, MTN
3.950%	04/21/25	8,575	9,087,197
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	1,600	1,630,741
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	–(rr)	3,465	3,541,091
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19	3,445	3,445,400
3.684%	01/10/23	2,010	2,044,119
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	5,480	6,011,762
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	–(rr)	3,980	3,979,960
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	7,590	7,833,961
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	2,060	2,060,319
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	–(rr)	2,575	2,629,281
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	4,975	5,114,300
Jr. Sub. Notes, Series T
6.250%(ff)	–(rr)	3,315	3,692,081
Sr. Unsec’d. Notes
3.200%	10/21/26	1,780	1,840,048
3.668%(ff)	07/24/28	2,000	2,117,299
3.700%	01/12/26	1,940	2,060,132
3.887%(ff)	01/10/28	1,540	1,649,582
3.980%(ff)	03/20/30(a)	10,000	10,873,637
8.125%	07/15/39	945	1,549,321
Sub. Notes
4.450%	09/29/27	3,745	4,086,077
4.600%	03/09/26(a)	1,070	1,169,069
4.750%	05/18/46	3,835	4,472,502
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,700	$ 1,728,006
3.800%	06/09/23	5,555	5,801,516
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22	10,250	10,287,562
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.577%(c)	02/04/21	2,300	2,283,575
Sr. Unsec’d. Notes
4.250%	02/04/21	2,125	2,148,738
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,960	3,954,358
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,700	2,797,948
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	5,855	6,035,358
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	–(rr)	7,490	7,577,408
Jr. Sub. Notes, Series O
5.300%(ff)	–(rr)	1,035	1,086,750
Sr. Unsec’d. Notes
3.500%	11/16/26	4,640	4,820,261
3.750%	02/25/26	1,290	1,364,224
3.850%	01/26/27	3,850	4,082,430
5.750%	01/24/22	13,765	14,830,292
Sub. Notes
6.750%	10/01/37	1,600	2,159,815
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	1,000	1,072,313
Sub. Notes
4.250%	03/14/24	980	1,031,160
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	1,200	1,253,638
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	–(rr)	6,055	6,190,450
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.736%(c)	–(rr)	3,120	3,134,623
Jr. Sub. Notes, Series Z
5.300%(ff)	–(rr)	7,950	8,039,437
Sr. Unsec’d. Notes
2.950%	10/01/26	4,110	4,214,032
3.200%	06/15/26	5,930	6,156,163
3.250%	09/23/22	9,245	9,555,628
3.509%(ff)	01/23/29	1,310	1,384,721
3.782%(ff)	02/01/28	5,075	5,429,645
3.964%(ff)	11/15/48	3,690	4,136,966
4.005%(ff)	04/23/29	23,820	26,017,044
4.500%	01/24/22	8,500	8,966,951

A8

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.250%	08/14/22	17,600	$ 17,556,518
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	6,000	6,222,521
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.913%(c)	–(rr)	2,975	2,999,395
Sr. Unsec’d. Notes
4.375%	01/22/47	2,590	3,039,997
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	5,340	5,583,190
3.772%(ff)	01/24/29	3,610	3,858,288
3.875%	01/27/26	1,105	1,186,087
4.431%(ff)	01/23/30	21,270	23,889,665
5.500%	07/28/21	7,000	7,427,863
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	8,155	8,404,589
3.591%(ff)	07/22/28	2,055	2,166,329
Sub. Notes, GMTN
4.350%	09/08/26	7,000	7,580,478
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	550	575,689
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.656%(c)	04/30/21	4,960	4,976,182
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	13,425	13,677,531
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	3,370	3,525,058
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	6,135	6,436,242
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	–(rr)	3,540	3,601,950
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24	15,000	15,167,354
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30	7,740	7,792,731
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23	7,290	7,368,642
			461,457,117
Beverages — 0.1%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	2,540	2,594,290
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology — 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24		6,695	$ 7,069,871
4.625%	05/15/44		2,000	2,375,142
				9,445,013
Building Materials — 0.3%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		5,000	5,083,854
4.300%	07/15/47		3,967	3,602,595
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		3,915	4,032,450
				12,718,899
Chemicals — 0.7%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		2,105	2,119,793
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)		5,000	4,712,500
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		1,950	2,131,929
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		250	266,586
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33		1,305	1,477,616
5.625%	11/15/43		455	504,402
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,800	1,851,030
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.250%	01/15/45		4,910	5,803,307
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		4,650	4,748,859
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		2,060	2,225,424
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes
6.500%	10/01/26	EUR	3,200	3,548,877
				29,390,323
Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		5,690	5,880,667
6.700%	06/01/34		1,025	1,399,477
7.000%	10/15/37		2,050	2,902,891

A9

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		3,940	$ 3,958,240
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		5,000	5,261,500
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,200	1,253,603
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		1,500	1,530,731
4.875%	01/15/28		2,955	3,073,200
5.250%	01/15/30		2,755	2,887,598
5.500%	05/15/27		520	551,200
5.875%	09/15/26		175	186,603
				28,885,710
Diversified Financial Services — 0.7%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		5,000	5,278,132
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21		11,965	12,181,693
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		3,760	3,991,812
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		4,895	5,122,440
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		898	898,342
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		1,975	2,262,859
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		1,100	1,369,597
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		1,750	1,751,987
				32,856,862
Electric — 2.3%
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		2,300	2,937,875
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25(a)		5,255	5,346,962
CenterPoint Energy Houston Electric LLC,
Sec’d. Notes
3.950%	03/01/48		1,750	1,996,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48	2,300	$ 2,631,893
6.450%	01/15/38	2,110	3,053,453
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48	3,670	4,255,615
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	8,945	8,971,631
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	2,030	2,180,901
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	1,385	1,581,017
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	1,965	2,102,126
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	4,450	4,480,563
7.125%	02/11/25	2,110	2,171,304
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	400	410,718
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	7,110	7,292,606
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	2,360	3,339,177
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	855	1,085,887
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29	1,000	1,509,755
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,385	2,586,222
Kansas City Power & Light Co.,
Mortgage
4.200%	03/15/48	2,700	3,162,005
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	4,475	4,857,652
NRG Energy, Inc.,
Gtd. Notes, 144A
5.250%	06/15/29	725	779,592
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	660	725,806
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	2,930	3,040,812
5.000%	03/15/44	1,500	1,751,067

A10

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		3,750	$ 3,788,207
Public Service Co. of Colorado,
First Mortgage
3.200%	03/01/50		5,350	5,449,207
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		1,125	1,180,006
4.150%	05/15/48		2,220	2,527,832
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		3,550	3,807,101
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		1,025	1,169,274
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series L
3.850%	02/01/48		4,655	4,929,003
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,051	3,141,554
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49		4,445	4,523,105
				102,766,852
Electrical Components & Equipment — 0.2%
Energizer Gamma Acquisition BV,
Gtd. Notes
4.625%	07/15/26	EUR	7,981	9,181,679
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		1,825	1,913,512
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,500	1,471,875
4.250%	10/31/26		1,516	1,525,475
5.500%	07/31/47		1,271	1,260,705
				6,171,567
Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26(a)		3,450	3,130,875
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes
4.750%	05/22/25	EUR	2,700	3,097,365
				6,228,240
Foods — 0.4%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		75	76,594
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		2,430	$ 2,531,623
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		2,000	2,119,960
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39		935	939,849
4.875%	10/01/49		2,570	2,595,055
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		2,415	2,720,133
Picard Bondco SA (Luxembourg),
Gtd. Notes
5.500%	11/30/24	EUR	2,100	2,218,269
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		2,975	3,079,125
				16,280,608
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		3,620	4,587,110
Gas — 0.1%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		1,200	1,574,032
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		235	277,567
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		3,210	3,396,184
				5,247,783
Healthcare-Products — 0.3%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,760	5,190,548
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	725,928
2.250%	03/07/39	EUR	805	1,047,160
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,350	2,583,334
1.875%	10/01/49	EUR	1,525	1,662,270
				11,209,240
Healthcare-Services — 1.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		2,250	2,989,807

A11

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		10,345	$ 10,472,846
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		890	901,064
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		780	876,119
Sr. Sec’d. Notes
5.000%	03/15/24		10,000	10,919,484
Humana, Inc.,
Sr. Unsec’d. Notes
3.125%	08/15/29		7,620	7,612,894
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		2,000	2,404,727
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		365	372,427
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26		1,765	1,856,913
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		6,540	6,758,109
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		3,360	3,974,747
				49,139,137
Home Builders — 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		1,345	1,351,725
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23		5,000	5,200,000
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27(a)		2,240	2,419,200
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		1,215	1,333,463
William Lyon Homes, Inc.,
Gtd. Notes
6.000%	09/01/23		2,000	2,080,000
				12,384,388
Household Products/Wares — 0.1%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,250	2,580,647
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		1,630	$ 1,816,069
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20		1,700	1,739,645
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,100	2,428,847
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		6,750	6,786,702
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		2,155	2,830,163
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		740	815,485
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		235	276,763
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,500	2,005,739
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,915	3,305,642
4.900%	09/15/44		890	1,106,428
6.850%	12/16/39		246	363,596
				23,475,079
Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		4,500	4,583,398
3.500%	08/18/26		1,550	1,574,593
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,100	1,207,712
				7,365,703
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,950	2,049,228
Media — 1.2%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		2,960	3,048,889
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		3,000	3,086,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		615	624,994
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		1,840	1,867,986

A12

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
5.125%	05/01/23		3,150	$ 3,227,931
5.375%	06/01/29		1,000	1,065,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		1,210	1,318,376
6.384%	10/23/35		4,300	5,206,592
6.484%	10/23/45		1,000	1,216,827
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24		4,000	4,394,640
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28		5,375	6,029,278
4.250%	10/15/30		1,840	2,092,987
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		7,280	7,455,462
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26		2,500	2,631,000
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		2,295	2,381,063
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		2,030	2,182,254
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		2,200	2,315,500
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	3,100	4,089,852
				54,234,881
Mining — 0.2%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		850	1,105,068
7.500%	07/27/35		1,700	2,273,750
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41		5,350	5,946,161
				9,324,979
Miscellaneous Manufacturing — 0.1%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22		2,390	2,410,913
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		3,495	3,475,218
2.200%	07/18/20(a)		1,365	1,360,864
2.750%	01/06/23		970	977,440
3.250%	02/11/22		885	901,240
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	2,000	$ 2,529,636
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	02/11/20	300	301,771
			9,546,169
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	4,350	4,789,350
Oil & Gas — 2.5%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	7,825	7,551,125
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	650	542,750
10.000%	04/01/22	400	399,880
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	880	990,727
6.750%	11/15/39	1,980	2,420,765
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,965	1,995,548
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	4,570	5,225,575
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	489	537,802
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	7,100	7,370,921
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	1,895	2,300,060
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34	1,640	1,998,822
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	2,238	2,366,685
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	2,205	2,404,372
4.750%	04/19/27	500	540,950
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19	1,050	1,054,360
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	10,000	9,650,000

A13

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26		2,620	$ 2,846,064
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24		2,000	2,096,627
4.150%	12/15/21		1,975	2,051,689
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		7,000	3,457,160
6.450%	09/15/36		55	68,040
6.950%	07/01/24		3,110	3,648,095
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25(a)	EUR	1,820	2,321,059
6.625%	01/16/34	GBP	2,520	3,670,133
6.900%	03/19/49		3,210	3,681,870
7.375%	01/17/27		1,090	1,316,513
Gtd. Notes, 144A
5.093%	01/15/30(a)		1,211	1,263,255
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	2,500	2,814,251
5.500%	01/21/21		4,810	4,953,723
6.350%	02/12/48		2,644	2,429,598
6.500%	03/13/27		4,460	4,633,940
Gtd. Notes, 144A
6.490%	01/23/27		5,091	5,310,422
7.690%	01/23/50		1,611	1,679,467
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	790	802,861
4.875%	02/21/28	EUR	2,250	2,556,614
Gtd. Notes, MTN
6.750%	09/21/47(a)		6,852	6,576,550
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		1,000	825,000
5.000%	08/15/22		50	46,875
5.000%	03/15/23(a)		1,950	1,706,250
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21(a)		440	384,256
				108,490,654
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		3,935	4,919,867
Packaging & Containers — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%
6.625%	09/15/23	EUR	2,700	3,039,686
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		1,195	1,223,381
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		1,250	$ 1,322,420
				5,585,487
Pharmaceuticals — 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		5,735	5,964,892
4.500%	05/14/35		4,430	4,747,306
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		6,315	6,703,742
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		2,046	2,102,956
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.000%	01/15/28		595	640,875
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21		7,500	7,593,135
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39		980	1,110,557
4.250%	10/26/49		3,190	3,703,989
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		6,130	6,698,104
CVS Health Corp.,
Sr. Unsec’d. Notes
2.875%	06/01/26		4,420	4,430,166
3.000%	08/15/26		5,690	5,718,202
4.300%	03/25/28		2,000	2,162,671
4.780%	03/25/38		935	1,023,996
5.125%	07/20/45		1,875	2,125,239
5.300%	12/05/43		645	751,084
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		1,555	953,759
Mylan NV,
Gtd. Notes
5.250%	06/15/46		1,190	1,267,958
Nidda BondCo GmbH (Germany),
Gtd. Notes
5.000%	09/30/25	EUR	3,211	3,581,809
				61,280,440
Pipelines — 1.1%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28		2,860	3,143,175
6.250%	04/15/49		5,080	6,169,304
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41		1,600	2,046,604

A14

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50		7,505	$ 7,613,299
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		2,525	2,617,329
4.875%	06/01/25		5,275	5,803,038
5.200%	03/01/47		290	322,088
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		600	621,963
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		3,400	4,346,215
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		6,410	6,393,784
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		340	294,908
5.450%	04/01/44		1,925	1,706,873
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	11/15/21		2,100	2,152,840
4.850%	03/01/48		165	176,532
5.100%	09/15/45		3,500	3,853,307
5.400%	03/04/44		2,000	2,241,028
				49,502,287
Real Estate Investment Trusts (REITs) — 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26(a)		3,300	3,498,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	4,000	4,812,260
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
2.375%	11/05/19		3,000	2,999,129
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30		10,050	10,057,756
				21,367,145
Retail — 0.6%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		2,000	2,100,000
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.003%(c)	04/17/20		2,440	2,440,439
Sr. Unsec’d. Notes
4.200%	05/15/28		10,000	10,745,250
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		4,175	4,394,187
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22		610	$ 620,392
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		2,500	2,543,750
Tasty Bondco 1 SA (Spain),
Sr. Sec’d. Notes
6.250%	05/15/26	EUR	3,100	3,547,855
				26,391,873
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		3,475	3,583,665
Semiconductors — 0.2%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		4,060	4,098,946
3.125%	10/15/22		3,125	3,164,218
				7,263,164
Software — 0.2%
InterXion Holding NV (Netherlands),
Gtd. Notes
4.750%	06/15/25	EUR	2,070	2,445,153
Gtd. Notes, 144A
4.750%	06/15/25	EUR	450	531,555
IQVIA, Inc.,
Gtd. Notes, 144A
2.250%	01/15/28	EUR	2,700	2,993,953
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,250	1,480,501
				7,451,162
Telecommunications — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.800%	02/15/27		1,075	1,137,708
4.300%	02/15/30		550	605,153
4.500%	05/15/35		129	141,538
4.500%	03/09/48(a)		729	784,135
4.850%	03/01/39		15,185	17,217,295
5.150%	03/15/42		165	189,070
5.350%	09/01/40		456	534,290
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		2,970	2,687,850
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		9,000	8,898,750
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		2,779	2,965,471

A15

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	545	$ 605,676
4.500%	08/10/33	2,580	2,995,743
4.522%	09/15/48	1,620	1,915,446
5.012%	04/15/49	2,000	2,514,650
			43,192,775
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23(a)	891	929,677
Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	600	662,250
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24	5,250	5,696,250
			6,358,500

Total Corporate Bonds (cost $1,325,636,863)			1,379,745,950
Municipal Bonds — 1.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable BP Settlement, Revenue Bonds, Series B
4.263%	09/15/32	625	710,887
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	2,455	3,174,585
California — 0.6%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,890	7,639,158
Taxable, Revenue Bonds, Refunding
2.574%	04/01/31	2,725	2,757,536
Los Angeles Department of Water,
Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,900	6,532,974
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,475	2,068,614
6.574%	07/01/45	750	1,196,633
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34	3,170	4,885,192
			25,080,107
Illinois — 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	2,970	4,399,342
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	7,055	$ 7,596,048
			11,995,390
Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	2,200	3,039,542
Missouri — 0.0%
University of Missouri,
Revenue Bonds, BABs
5.792%	11/01/41	400	581,572
New Jersey — 0.2%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,750	2,744,945
Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,075	1,732,148
Rutgers State University,
Revenue Bonds, BABs
5.665%	05/01/40	1,920	2,620,819
			7,097,912
New York — 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,320	1,681,126
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	2,000	2,951,180
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	1,940	2,466,574
			7,098,880
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, 3 Month LIBOR + 0.800%
3.076%(c)	07/25/36	5,900	5,841,236
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, Series A
4.800%	06/01/2111	4,165	5,540,283
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	500	696,745
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,280	1,759,961
			2,456,706
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,270	1,524,089

A16

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	1,110	$ 1,388,532

Total Municipal Bonds (cost $65,528,332)			75,529,721
Residential Mortgage-Backed Securities — 4.7%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
2.208%(c)	03/27/36	3,783	3,697,004
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
2.148%(c)	02/27/37	1,926	1,883,099
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	05/27/36	1,381	1,369,406
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.543%(c)	09/26/45	1,336	1,348,576
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.718%(c)	10/25/27	810	812,766
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	04/25/28	2,715	2,717,512
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	04/25/29	5,800	5,801,129
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.468%(c)	04/25/29	1,760	1,759,998
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.118%(c)	07/25/29	4,350	4,351,854
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.618%(c)	07/25/29	2,700	2,702,752
Central Park Funding Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.444%(c)	04/25/24	6,800	6,833,007
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.730%(c)	04/25/23	6,293	6,292,929
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.100%(c)	01/25/57	2,668	2,720,157
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	7,784	7,813,113
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	6,123	6,125,961
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.864%(cc)	09/25/47	1,452	1,391,123
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.416%(c)	10/25/46	8,300	$ 8,280,757
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.268%(c)	04/25/29	900	899,765
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.818%(c)	04/25/29	1,030	1,033,941
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.468%(c)	01/25/29	481	482,001
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.018%(c)	03/25/31	3,300	3,312,011
Freddie Mac REMICS,
Series 4777, Class CB
3.500%	10/15/45	7,575	7,848,233
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)
6.568%(c)	10/25/24	611	653,953
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
5.318%(c)	10/25/27	4,850	5,124,228
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.318%(c)	03/25/29	1,422	1,425,986
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.268%(c)	11/25/28	1,056	1,060,497
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	03/25/29	1,691	1,698,745
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.318%(c)	04/25/29	4,058	4,072,004
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	19,968	19,839,163
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	01/26/37	1,345	1,335,533
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	01/26/37	2,500	2,428,074
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	10/26/36	3,485	3,432,357
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	10/26/36	2,025	1,892,871

A17

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	05/25/29		1,390	$ 1,391,623
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%(cc)	06/25/59		2,186	2,187,323
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.589%(c)	04/01/24		1,648	1,650,648
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		1,206	1,258,454
MRA Issuance Trust,
Series 2019-3, 144A, 1 Month LIBOR + 1.150%
3.194%(c)	01/31/20		30,600	30,600,000
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		3,823	3,965,505
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.568%(c)	07/25/28		688	688,839
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.418%(c)	07/25/29		2,210	2,213,591
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
2.668%(c)	06/25/57		1,989	1,980,526
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	11/27/20		7,500	7,500,287
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	01/27/21		3,979	3,978,779
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.418%(c)	03/25/28		346	346,606
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
4.718%(c)	03/25/28		260	261,311
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	06/25/29		1,243	1,242,440
Ripon Mortgages PLC (United Kingdom),
Series 01A, Class A1, 144A, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.561%(c)	08/20/56	GBP	8,386	10,295,080
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11A, Class A1, 144A, 3 Month GBP LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.611%(c)	05/20/45	GBP	9,711	$ 11,939,214

Total Residential Mortgage-Backed Securities (cost $202,089,549)				203,940,731
Sovereign Bonds — 4.7%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.875%	01/15/22	EUR	3,500	1,488,163
4.625%	01/11/23		4,270	1,778,498
6.875%	04/22/21		1,100	539,011
7.820%	12/31/33	EUR	2,104	1,093,411
7.820%	12/31/33	EUR	226	114,972
8.280%	12/31/33		932	456,854
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,556	2,712,581
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
11.750%	02/25/20		300	310,128
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		4,000	4,180,000
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		1,985	2,166,151
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		352	359,484
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		755	761,606
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	3,280	3,702,808
4.750%	04/16/26	EUR	3,245	3,620,938
6.375%	04/11/31	EUR	3,565	4,035,791
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26		3,000	3,814,319
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, EMTN
2.375%	06/04/25		2,000	2,052,108
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/23	EUR	1,000	1,193,413
3.000%(cc)	02/24/24	EUR	1,100	1,337,784
3.000%(cc)	02/24/26	EUR	850	1,070,584
3.000%(cc)	02/24/31	EUR	1,690	2,242,856
3.000%(cc)	02/24/32	EUR	1,295	1,735,558
3.000%(cc)	02/24/35	EUR	1,000	1,359,153
3.500%	01/30/23	EUR	7,292	8,740,386
3.900%	01/30/33	EUR	205	279,020
4.200%	01/30/42	EUR	515	751,641

A18

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	745	$ 1,124,654
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		560	632,218
5.750%	11/22/23		1,500	1,700,088
6.375%	03/29/21		10,128	10,746,841
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,355	1,548,239
3.375%	07/30/25	EUR	2,700	3,398,774
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,440	1,716,910
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	2,645	3,024,377
3.750%	06/14/28	EUR	5,755	7,759,710
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		3,400	3,366,587
2.125%	04/13/21		200	200,398
2.625%	04/20/22		3,800	3,862,935
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		2,000	2,623,407
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,890	2,688,544
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		26,840	30,546,392
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		280	289,779
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%	02/27/26		3,520	4,457,767
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		5,210	2,084,000
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		635	785,531
5.103%	04/23/48		3,015	3,851,662
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		8,285	9,608,114
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	4,125	6,582,535
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,370	1,654,483
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	2,020	2,409,760
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	1,000	1,307,940
4.125%	03/11/39	EUR	2,827	3,755,629
4.375%	08/22/23		2,000	2,137,580
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.625%	04/03/49	EUR	500	$ 706,560
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.000%	07/09/39	EUR	3,490	4,136,655
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		1,765	1,890,491
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	1,690	1,911,938
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20		2,903	2,926,549
7.250%	09/28/21		6,000	6,555,000
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24		3,097	3,507,352
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21		6,000	5,983,019
2.500%	06/08/22		800	809,440
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		460	470,197
7.750%	09/01/21		3,430	3,567,934
8.994%	02/01/24		510	559,217
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		2,150	2,197,661
7.750%	09/01/22		1,550	1,627,500
8.994%	02/01/24		3,200	3,508,813

Total Sovereign Bonds (cost $206,216,930)				206,120,398
U.S. Government Agency Obligations — 9.8%
Federal Home Loan Mortgage Corp.
2.500%	09/01/29		306	310,750
2.500%	03/01/30		1,410	1,430,505
3.000%	05/01/29		1,717	1,769,809
3.500%	09/01/42		778	818,077
4.000%	11/01/37		1,623	1,701,274
4.000%	09/01/40		5,763	6,158,202
4.000%	11/01/40		2,749	2,938,182
4.000%	12/01/40		2,643	2,824,690
4.000%	01/01/44		1,211	1,284,287
4.000%	01/01/44		1,226	1,301,992
4.000%	06/01/48		1,322	1,379,266
4.000%	07/01/48		15,905	16,603,611
4.500%	12/01/40		1,551	1,681,090
4.500%	07/01/41		2,981	3,223,233
4.500%	06/01/44		2,508	2,725,406
6.250%	07/15/32(k)		3,400	5,018,968
6.750%	03/15/31(k)		4,000	5,955,632
Federal Home Loan Mortgage Corp., MTN
2.559%(s)	12/14/29		2,400	1,928,565
Federal National Mortgage Assoc.
2.500%	TBA		1,000	1,008,027
2.500%	04/01/28		91	92,166
2.500%	06/01/28		1,149	1,165,042
2.500%	08/01/28		426	429,949

A19

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	09/01/28	583	$ 588,836
3.000%	TBA	2,000	2,027,428
3.000%	TBA	29,500	29,924,063
3.000%	02/01/31	2,610	2,677,827
3.000%	01/01/32	375	384,859
3.000%	07/01/43	313	321,736
3.000%	08/01/43	570	586,832
3.000%	11/01/43	7,970	8,203,461
3.500%	TBA	18,000	18,465,820
3.500%	04/01/32	2,820	2,925,715
3.500%	05/01/42	1,352	1,420,018
3.500%	05/01/42	1,364	1,432,139
3.500%	05/01/42	1,730	1,817,005
3.500%	07/01/42	6,604	6,937,078
3.500%	09/01/42	4,018	4,220,959
3.500%	09/01/42	19,946	20,951,820
3.500%	02/01/47	4,336	4,491,852
4.000%	09/01/40	2,683	2,865,987
4.000%	12/01/43	114	121,245
4.000%	07/01/47	8,373	8,837,104
4.000%	09/01/47	4,442	4,651,497
4.000%	10/01/47	8,445	9,016,375
4.000%	11/01/47	2,263	2,414,275
4.000%	10/01/48	909	946,581
4.000%	11/01/48	2,382	2,516,059
4.500%	05/01/39	2,482	2,688,269
4.500%	12/01/40	3,875	4,198,926
4.500%	06/01/48	7,828	8,253,007
4.500%	01/01/49	4,422	4,647,834
6.250%	05/15/29(k)	8,590	11,876,215
6.625%	11/15/30(k)	1,485	2,174,730
7.125%	01/15/30(k)	1,440	2,139,054
Freddie Mac Strips Coupon
3.247%(s)	07/15/32	1,000	747,764
Government National Mortgage Assoc.
3.000%	TBA	72,000	73,822,500
3.500%	TBA	5,000	5,175,293
3.500%	09/15/41	301	316,243
3.500%	11/15/41	5	5,501
3.500%	11/15/41	128	134,820
3.500%	01/15/42	28	29,490
3.500%	02/15/42	226	237,359
3.500%	03/15/42	12	12,593
3.500%	03/15/42	827	870,585
3.500%	05/15/42	208	219,007
3.500%	06/15/42	121	126,951
3.500%	07/15/42	41	42,291
3.500%	07/15/42	171	179,131
3.500%	07/15/42	329	343,481
3.500%	07/15/42	385	404,661
3.500%	08/15/42	19	19,825
3.500%	01/15/43	148	155,633
3.500%	02/15/43	216	225,010
3.500%	04/15/43	583	612,709
3.500%	05/15/43	17	17,299
3.500%	05/15/43	18	19,046
3.500%	05/15/43	42	44,489
3.500%	05/15/43	68	72,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/20/43	5,865	$ 6,229,026
3.500%	07/15/43	393	416,385
3.500%	10/15/43	42	44,341
3.500%	11/15/43	39	41,439
3.500%	12/15/43	495	524,318
3.500%	01/15/44	171	179,883
3.500%	08/20/48	16,826	17,446,479
3.500%	09/20/48	30,123	31,231,601
4.000%	01/20/40	869	924,889
4.000%	10/20/40	844	898,733
4.000%	02/20/41	1,080	1,151,214
4.000%	12/20/46	5,217	5,499,606
4.000%	07/20/47	633	660,253
4.000%	12/20/47	3,352	3,497,752
4.000%	01/20/48	23,444	24,441,621
4.500%	05/20/40	2,663	2,913,424
4.500%	12/20/40	2,473	2,705,517
4.500%	11/20/46	854	915,109
4.500%	08/20/48	7,350	7,707,293
Tennessee Valley Authority Generic Strip, Bonds
2.723%(s)	09/15/30	2,730	2,098,504
2.919%(s)	03/15/33	600	429,743

Total U.S. Government Agency Obligations (cost $424,234,252)			430,264,234
U.S. Treasury Obligations — 8.5%
U.S. Treasury Bonds
2.875%	05/15/49(h)	82,065	95,711,512
3.625%	08/15/43	5,000	6,448,633
U.S. Treasury Notes
1.500%	09/30/21	310	309,249
1.500%	08/15/22	16,900	16,861,051
1.500%	09/30/24	125,840	125,525,400
1.625%	09/30/26	17,935	17,939,203
1.625%	08/15/29	3,560	3,543,590
1.750%	07/15/22	7,580	7,609,905
2.250%	11/15/27(k)	18,480	19,331,091
2.500%	01/15/22	1,560	1,590,225
2.625%	12/31/23(k)	4,735	4,939,197
2.625%	03/31/25	29,500	31,095,996
2.750%	07/31/23	30,000	31,303,125
3.000%	09/30/25	4,725	5,099,678
U.S. Treasury Strips Coupon
1.898%(s)	08/15/29(k)	2,020	1,695,042
2.100%(s)	11/15/35(k)	4,200	3,039,364
2.174%(s)	05/15/29(k)	3,435	2,898,180

Total U.S. Treasury Obligations (cost $372,174,765)			374,940,441

	Shares
Common Stock — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)	64,148	619,670
(cost $1,279,096)

Total Long-Term Investments (cost $4,342,761,911)		4,446,148,392

A20

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Short-Term Investments — 5.7%
Affiliated Mutual Funds — 5.7%
PGIM Core Ultra Short Bond Fund(w)	102,280,876	$ 102,280,876
PGIM Institutional Money Market Fund (cost $147,445,478; includes $147,275,516 of cash collateral for securities on loan)(b)(w)	147,433,094	147,447,837

Total Affiliated Mutual Funds (cost $249,726,354)		249,728,713

Options Purchased*~ — 0.0%
(cost $60,432)	667,216

Total Short-Term Investments (cost $249,786,786)	250,395,929

TOTAL INVESTMENTS—106.9% (cost $4,592,548,697)	4,696,544,321

Liabilities in excess of other assets(z) — (6.9)%	(303,963,972)

Net Assets — 100.0%	$ 4,392,580,349

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $635,678 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,079,353; cash collateral of $147,275,516 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	7,400	$ 6,462
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	4,900	3,563
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	4,657	47,693
A21

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	11,320	$108,422
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	22,471	221,936
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	22,780	235,584
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	4,528	43,556
Total Options Purchased (cost $60,432)							$667,216
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7,588	5 Year U.S. Treasury Notes	Dec. 2019	$904,098,363	$(4,372,540)
158	10 Year U.S. Ultra Treasury Notes	Dec. 2019	22,500,188	(304,743)
740	20 Year U.S. Treasury Bonds	Dec. 2019	120,111,250	(776,805)
1,484	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	284,788,875	(4,100,057)
				(9,554,145)
Short Positions:
2,968	2 Year U.S. Treasury Notes	Dec. 2019	639,604,000	1,529,320
101	5 Year Euro-Bobl	Dec. 2019	14,933,023	73,910
228	10 Year Euro-Bund	Dec. 2019	43,302,624	292,894
24	10 Year U.K. Gilt	Dec. 2019	3,961,315	(52,685)
418	10 Year U.S. Treasury Notes	Dec. 2019	54,470,625	(44,142)
208	Euro Schatz Index	Dec. 2019	25,466,289	68,046
				1,867,343
				$(7,686,802)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/19	Morgan Staley & Co. International PLC	GBP	28,257	$ 35,103,627	$ 34,745,977	$—	$ (357,650)
Euro,
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	EUR	123,225	135,499,649	134,329,706	—	(1,169,943)
				$170,603,276	$169,075,683	—	(1,527,593)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	1,088	$ 767,526	$ 735,149	$ 32,377	$ —
British Pound,
Expiring 10/02/19	Bank of America, N.A.	GBP	1,684	2,103,663	2,070,813	32,850	—
Expiring 10/02/19	Citibank, N.A.	GBP	1,296	1,616,007	1,594,056	21,951	—
Expiring 10/02/19	Morgan Staley & Co. International PLC	GBP	24,757	30,324,797	30,442,836	—	(118,039)
A22

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/19	UBS AG	GBP	519	$ 650,647	$ 638,272	$ 12,375	$ —
Expiring 11/04/19	Morgan Staley & Co. International PLC	GBP	28,257	35,146,153	34,794,437	351,716	—
Euro,
Expiring 10/02/19	Bank of America, N.A.	EUR	1,586	1,759,630	1,728,619	31,011	—
Expiring 10/02/19	Citibank, N.A.	EUR	121,639	135,624,478	132,601,087	3,023,391	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	EUR	123,225	135,825,702	134,678,498	1,147,204	—
Expiring 11/04/19	Morgan Staley & Co. International PLC	EUR	3,134	3,433,885	3,425,600	8,285	—
				$347,252,488	$342,709,367	4,661,160	(118,039)
						$4,661,160	$(1,645,632)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Government of Malaysia (D01)	12/20/23	1.000%(Q)	4,500	0.494%	$ 94,580	$ (4,375)	$ 98,955	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	15,000	0.444%	346,170	(14,583)	360,753	Barclays Bank PLC
Republic of Argentina (D01)	12/20/23	1.000%(Q)	4,500	*	(3,169,377)	(4,375)	(3,165,002)	Barclays Bank PLC
Republic of Brazil (D01)	12/20/23	1.000%(Q)	22,500	1.092%	(76,304)	(21,875)	(54,429)	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	4,500	0.264%	137,578	(4,375)	141,953	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	6,000	0.710%	72,775	(5,833)	78,608	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	6,000	0.877%	31,879	(5,833)	37,712	Barclays Bank PLC
Republic of Lebanon (D01)	12/20/23	1.000%(Q)	4,500	13.071%	(1,570,570)	(4,375)	(1,566,195)	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	4,500	0.410%	110,225	(4,375)	114,600	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	4,500	0.395%	113,157	(4,375)	117,532	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	4,500	0.464%	100,154	(4,375)	104,529	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	13,500	1.643%	(341,795)	(13,125)	(328,670)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	22,500	3.263%	(1,946,520)	(21,875)	(1,924,645)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	13,500	0.689%	175,472	(13,125)	188,597	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	19,500	0.923%	66,991	(18,958)	85,949	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/24	1.000%(Q)	1,000	0.531%	23,835	(278)	24,113	Morgan Stanley & Co. International PLC
Government of Malaysia (D02)	12/20/24	1.000%(Q)	2,000	0.657%	34,920	(556)	35,476	Morgan Stanley & Co. International PLC
A23

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D02)	12/20/24	1.000%(Q)	1,000	0.759%	$ 12,298	$ (278)	$ 12,576	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/24	1.000%(Q)	4,500	0.606%	90,560	(1,625)	92,185	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/24	1.000%(Q)	2,500	*	(1,775,906)	(694)	(1,775,212)	Morgan Stanley & Co. International PLC
Republic of Brazil (D02)	12/20/24	1.000%(Q)	6,000	1.369%	(106,517)	(2,167)	(104,350)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	12/20/24	1.000%(Q)	1,000	0.369%	32,055	(278)	32,333	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	12/20/24	1.000%(Q)	2,500	0.937%	8,577	(694)	9,271	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/24	1.000%(Q)	4,000	1.133%	(24,834)	(1,444)	(23,390)	Morgan Stanley & Co. International PLC
Republic of Lebanon (D02)	12/20/24	1.000%(Q)	1,000	12.694%	(387,834)	(278)	(387,556)	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/24	1.000%(Q)	1,000	0.555%	22,611	(278)	22,889	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	12/20/24	1.000%(Q)	1,000	0.545%	23,119	(278)	23,397	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	12/20/24	1.000%(Q)	1,000	0.609%	19,882	(278)	20,160	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/24	1.000%(Q)	4,500	1.920%	(198,292)	(1,625)	(196,667)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	12/20/24	1.000%(Q)	6,000	3.525%	(693,696)	(2,167)	(691,529)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	12/20/24	1.000%(Q)	4,000	0.863%	28,633	(1,444)	30,077	Morgan Stanley & Co. International PLC
State of Qatar (D02)	12/20/24	1.000%(Q)	1,000	0.540%	23,338	(278)	23,616	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/24	1.000%(Q)	6,000	1.162%	(45,748)	(2,167)	(43,581)	Morgan Stanley & Co. International PLC
					$(8,768,584)	$(162,639)	$(8,605,945)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.30.V1 (D01)	12/20/23	1.000%(Q)	150,000	$5,777,243	$(42,500)	$5,819,743	Barclays Bank PLC
CDX.EM.32.V1 (D02)	12/20/24	1.000%(Q)	50,000	2,614,990	(56,111)	2,671,101	Morgan Stanley & Co. International PLC
				$8,392,233	$(98,611)	$8,490,844
*	The Portfolio enter into multiple credit default swap agreements in a package trade consisting of two parts. The Portfolio brought protection on an Emerging Market CDX Index and sold protection on the countries which compromise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

A24

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Argentina	06/20/21	5.000%(Q)	3,215	$1,838,138	$1,382,450	$455,688	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)	1,370	783,281	602,800	180,481	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)	1,710	(10,621)	10,638	(21,259)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,685	(10,466)	26,566	(37,032)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(3,509)	9,976	(13,485)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(3,509)	9,160	(12,669)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(3,510)	3,306	(6,816)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	290	(1,801)	1,803	(3,604)	Citibank, N.A.
				$2,588,003	$2,046,699	$541,304

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/20	1.000%(Q)	10,000	0.440%	$ 43,613	$ 12,370	$ 31,243	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,300	1.647%	(29,434)	(127,162)	97,728	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	7,000	1.971%	(296,803)	(522,580)	225,777	JPMorgan Chase Bank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	2,000	1.971%	(84,801)	(432,500)	347,699	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,000	2.109%	(105,921)	(460,000)	354,079	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	970	2.341%	(72,156)	(175,640)	103,484	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	3,000	2.429%	(253,591)	(484,230)	230,639	Citibank, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	2,650	0.206%	16,062	(109,128)	125,190	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,045	0.692%	14,944	4,948	9,996	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,425	2.433%	(70,965)	(78,778)	7,813	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,405	2.433%	(69,970)	(93,238)	23,268	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.433%	(23,406)	(31,963)	8,557	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.433%	(23,407)	(31,384)	7,977	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.433%	(23,407)	(26,106)	2,699	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	240	2.433%	(11,953)	(13,261)	1,308	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	3,215	*	(1,925,184)	(1,543,200)	(381,984)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	1,370	*	(820,374)	(671,300)	(149,074)	Barclays Bank PLC
Republic of Brazil	12/20/19	1.000%(Q)	47,765	0.391%	79,661	99,658	(19,997)	HSBC Bank USA, N.A.
Republic of Korea	12/20/19	1.000%(Q)	2,370	0.118%	5,400	5,817	(417)	Citibank, N.A.
Republic of Turkey	12/20/19	1.000%(Q)	2,500	0.804%	1,860	(2,121)	3,981	BNP Paribas S.A.
State of Illinois	06/20/24	1.000%(Q)	1,610	1.495%	(34,106)	(20,656)	(13,450)	Citibank, N.A.
United Mexican States	12/20/19	1.000%(Q)	3,995	0.294%	7,531	8,808	(1,277)	Citibank, N.A.
					$(3,676,407)	$(4,691,646)	$1,015,239
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A25

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	13,907	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	$ —	$ 30,261	$ 30,261
BRL	15,722	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	40,892	40,892
BRL	12,873	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	38,674	38,674
CNH	26,020	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	93	2,178	2,085
CNH	76,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	5,990	5,990
CNH	56,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(52)	14,876	14,928
EUR	7,985	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,797)	(41,943)	(35,146)
EUR	2,665	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,693)	(28,446)	(26,753)
EUR	12,145	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(68,266)	(259,483)	(191,217)
EUR	1,680	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(17,524)	(58,326)	(40,802)
EUR	10,015	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(58,876)	(433,201)	(374,325)
EUR	5,135	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(84,692)	(304,640)	(219,948)
EUR	800	05/11/35	0.950%(A)	1 Day EONIA(1)(A)	(30,906)	(148,499)	(117,593)
EUR	1,050	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(29,964)	(206,885)	(176,921)
EUR	3,890	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(604,096)	(943,227)	(339,131)
EUR	730	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(18,429)	(196,059)	(177,630)
JPY	7,551,940	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(104,508)	(104,508)
JPY	3,129,460	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(42,680)	(42,680)
	69,705	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	251,576	251,576
	102,460	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(1,660)	419,640	421,300
	37,685	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(13,074)	415,058	428,132
	21,638	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	58,560	58,560
	7,890	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(214,535)	(214,535)
	10,745	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	127	(342,249)	(342,376)
	10,925	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	25,715	(275,840)	(301,555)
	25,542	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(27,992)	(684,903)	(656,911)
	31,125	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(43,551)	(878,837)	(835,286)
	26,210	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	56,257	56,257
	4,625	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(107,594)	(107,594)
	15,675	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(484,773)	(484,773)
	122,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	401,613	(3,796,995)	(4,198,608)
	44,955	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	154,012	(1,406,058)	(1,560,070)
	57,995	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	178,653	(2,709,509)	(2,888,162)
	10,865	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	8,634	(694,437)	(703,071)
	2,880	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(228,744)	(228,744)
	69,131	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(47,810)	(6,185,998)	(6,138,188)
	4,645	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(412,475)	(412,475)
	21,625	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	17,061	(1,963,040)	(1,980,101)
A26

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
50,264	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	$ 1,595	$ (4,575,605)	$ (4,577,200)
4,305	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	169,599	(179,891)	(349,490)
6,995	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(306,974)	(306,974)
42,303	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(124,949)	(2,631,662)	(2,506,713)
8,194	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(446,371)	(446,371)
10,675	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	233	(684,527)	(684,760)
42,455	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(172,774)	(982,827)	(810,053)
24,228	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	323,421	(872,692)	(1,196,113)
6,165	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	8,731	(257,899)	(266,630)
3,440	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(161,429)	(161,429)
11,550	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(7,813)	(633,655)	(625,842)
7,830	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(489,259)	(489,259)
5,275	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(202,209)	(202,209)
3,015	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(185,544)	(185,544)
10,636	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(39,440)	(1,155,831)	(1,116,391)
11,374	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(45,193)	(1,232,115)	(1,186,922)
4,895	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	239	125,729	125,490
1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(230,654)	(230,654)
3,180	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	208	71,240	71,032
1,730	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(343,484)	(343,484)
1,600	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(349,528)	(349,528)
				$(155,617)	$(37,545,109)	$(37,389,492)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	3,673	$(462)	$(7,526)	$7,064

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27